EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Schedule of computation of earnings per share

	2022	2021	2020
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	35,492	62,681	60,616
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	(2,918)	792	796
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,679,533	1,693,244	1,760,468
Employee stock options	25,883	8,541	1,310
Weighted-average diluted shares outstanding	1,705,416	1,701,785	1,761,778

Earnings per share – basic, Russian Rubles	19.39	37.49	34.88
Basic EPS from continuing operations	21.13	37.02	34.43
Basic EPS from discontinued operations	(1.74)	0.47	0.45
Earnings per share – diluted, Russian Rubles	19.10	37.30	34.86
Diluted EPS from continuing operations	20.81	36.83	34.41
Diluted EPS from discontinued operations	(1.71)	0.47	0.45